Equipment Financings - Schedule of Remaining Future Minimum Lease Payments for Financed Equipment Obligations (Detail) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Capital Lease Obligations [Abstract]
2018 (remaining three months)	$ 154,538
2019	613,448	$ 460,166
2020	464,152	406,868
2021	303,228	302,229
2022	262,974	268,018
Thereafter	262,952	253,951
Total payments	2,061,292	2,129,969
Less amount representing interest	(473,166)	(570,914)
Present value of payments	1,588,126	1,559,055
2018 (remaining three months)	30,237
2019	88,599
2020	67,752
2021	53,252
2022	53,493
Thereafter	40,641
Total payments	333,974	309,000
Present value of payments	$ 333,974
2018		438,737
2018		63,602
2019		67,394
2020		55,205
2021		44,281
2022		38,479
Thereafter		39,881
Total payments		308,842
Present value of payments		$ 308,842